Amplify Seymour Cannabis ETF
Schedule of Investments
January 31, 2022 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 54.5%
Consumer Discretionary - 2.8%
Greenlane Holdings, Inc. - Class A (a)	861,706	$656,362
GrowGeneration Corp. (a)	149,626	1,262,843
		1,919,205
Consumer Staples - 5.3%
Neptune Wellness Solutions, Inc. (a)	1,510,500	476,110
Village Farms International, Inc. (a)	610,717	3,169,621
		3,645,731
Financials - 8.1%
AFC Gamma, Inc. (b)	175,485	3,455,300
RIV Capital, Inc. (a) (c)	2,045,082	2,155,851
		5,611,151
Health Care - 27.6%
Aleafia Health, Inc. (a)	72,220	5,966
Auxly Cannabis Group, Inc. (a)	2,798,065	374,205
Canopy Growth Corp. (a)	395,064	3,176,315
Cara Therapeutics, Inc. (a)	184,268	2,133,823
cbdMD, Inc. (a)	490,575	510,198
Charlotte's Web Holdings, Inc. (a)	1,122,148	1,156,444
Clever Leaves Holdings, Inc. (a)	192,877	391,540
Cronos Group, Inc. (a)	411,094	1,516,937
IM Cannabis Corp. (a)	86,250	170,308
Jazz Pharmaceuticals PLC (a) (d)	17,632	2,449,261
MediPharm Labs Corp. (a)	2,638,366	425,493
Organigram Holdings, Inc. (a)	605,493	902,185
PerkinElmer, Inc.	81	13,946
Tilray Brands, Inc. (a)	702,670	4,187,913
The Valens Co., Inc. (a)	583,359	1,124,359
Zynerba Pharmaceuticals, Inc. (a)	196,890	513,883
		19,052,776
Industrials - 3.2%
Akerna Corp. (a)	237,506	325,383
Hydrofarm Holdings Group, Inc. (a) (d)	97,293	1,907,916
		2,233,299
Information Technology - 4.9%
WM Technology, Inc. (a)	666,991	3,381,644
Real Estate - 2.6%
Innovative Industrial Properties, Inc. (b) (d)	9,020	1,787,674
Total Common Stocks (Cost $99,660,130)		37,631,480

MONEY MARKET FUNDS - 19.2%
Dreyfus Government Cash Management - 0.03% (e)	13,217,966	13,217,966
Total Money Market Funds (Cost $13,217,966)		13,217,966
Total Investments - 73.7%
(Cost $112,878,096)		$50,849,446

Percentages are based on Net Assets of $68,951,543.
(a)	Non-income producing security.
(b)	Real Estate Investment Trust.
(c)	Illiquid security. At January 31, 2022, the value of this security amount to $2,155,851 or 3.1% of net assets.
(d)
All or a portion of this security is out on loan as of January 31, 2022. Total value of securities out on loan is $2,989,260 or 4.3% of net assets. As of January 31, 2022, total cash collateral has a value of $3,114,260.

(e)	Seven-day yield as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Amplify Seymour Cannabis ETF
Schedule of Total Return Swaps
January 31, 2022 (Unaudited)

Reference Entity (a)	Counterparty	Long/Short	Expiration Date	Financing Rate (b)	Payment Frequency	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Ayr Wellness, Inc.	Cowen Financial Products, LLC	Long	05/03/2022	1.57%	Monthly	$2,604,443	$(593,029)
Columbia Care, Inc.	Cowen Financial Products, LLC	Long	05/03/2022	1.57%	Monthly	1,634,996	(268,541)
Cresco Labs, Inc.	Cowen Financial Products, LLC	Long	05/03/2022	1.57%	Monthly	4,307,093	(461,446)
Curaleaf Holdings, Inc.	Cowen Financial Products, LLC	Long	05/03/2022	1.57%	Monthly	5,786,805	(803,383)
Green Thumb Industries, Inc.	Cowen Financial Products, LLC	Long	05/03/2022	1.57%	Monthly	6,240,448	(939,580)
Trulieve Cannabis Corp.	Cowen Financial Products, LLC	Long	05/03/2022	1.57%	Monthly	4,196,100	(1,057,098)
Verano Holdings Corp.	Cowen Financial Products, LLC	Long	05/03/2022	1.57%	Monthly	3,313,258	(610,609)
							$(4,733,686)

(a) The Adviser has deemed a portion of these securities illiquid as of January 31, 2022. The notional value of the illiquid portion of these securities amounted to $5,616,629.
(b) Floating rate based on the overnight bank rate and spread of 150 basis points and is reset monthly.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2022, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2022:

	Category
	Investments in Securities
	Assets
	Level 1
	Common Stocks
	Canada	$17,514,954
	Ireland	2,449,261
	Israel	170,308
	United States	17,496,957
	Money Market Funds	13,217,966
	Total Level 1	50,849,446
	Level 2
	Total Level 2	-
	Level 3	-
	Total Level 3	-
	Total	$50,849,446
	Other Financial Instruments(a)
	Liabilities
	Level 1
	Total Return Swaps	$4,716,521
	Total Level 1	4,716,521
	Level 2
	Options Written	-
	Total Level 2	-
	Level 3	-
	Total Level 3	-
	Total	$4,716,521

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as total return swap agreements, which are reflected at value.

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2022, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2022, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.